PGIM S&P 500 Max Buffer ETF - February
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 102.2%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $40,381)(wb)	40,381	$40,381
Options Purchased*~ 101.2%
(cost $4,058,006)		4,057,773

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 102.2% (cost $4,098,387)		4,098,154
Option Written*~ (4.5)%
(premiums received $181,713)		(181,830)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 97.7% (cost $3,916,674)		3,916,324
Other assets in excess of liabilities 2.3%		92,864

Net Assets 100.0%		$4,009,188

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$13.84		57		6	$3,833,763
State Street SPDR S&P 500 ETF Trust	Put	01/29/27	$691.97		57		6	224,010
Total Options Purchased (cost $4,058,006)								$4,057,773
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	01/29/27	$739.09		57		6	$(181,830)
(premiums received $181,713)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1